JOINT VENTURES AND ASSOCIATES	12 Months Ended
Jun. 30, 2022
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

13. JOINT VENTURES AND ASSOCIATES

	06/30/2022	06/30/2021	06/30/2020
Assets
Synertech Industrias S.A.	35,646,740	27,572,597	24,619,773
Indrasa Biotecnología S.A.	70,466	54,957	33,019
Alfalfa Technologies S.R.L.	74,827	97,920	—
Moolec Science Limited	2,759,059	2,931,699	—
Moolec Science S.A.	3,000	—	—
	38,554,092	30,657,173	24,652,792

	06/30/2022	06/30/2021	06/30/2020
Liabilities
Trigall Genetics S.A.	717,948	1,278,250	1,548,829
	717,948	1,278,250	1,548,829

Changes in joint ventures investments and affiliates:

	06/30/2022	06/30/2021	06/30/2020
As of the beginning of the year	29,378,923	23,103,963	23,350,125
Monetary contributions	—	101,883	—
Non-monetary contributions (Note 12)	3,000	2,931,699	250,000
Revaluation of property, plant and equipment	(586,268)	(413,618)	521,406
Share-based incentives	50,315	—	—
Foreign currency translation	7,845,756	2,657,567	(3,494,761)
Share of profit or loss	1,144,418	997,429	2,477,193
As of the end of the year	37,836,144	29,378,923	23,103,963

Share of profit or loss of joint ventures and affiliates:

	06/30/2022	06/30/2021	06/30/2020
Trigall Genetics S.A.	670,065	270,579	171,502
Synertech Industrias S.A.	856,006	708,550	2,294,332
Moolec Science Limited	(383,447)	—	—
Indrasa Biotecnología S.A.	1,794	18,300	11,359
	1,144,418	997,429	2,477,193

There are no significant restrictions on the ability of the joint ventures and affiliates to transfer funds to the Group for cash dividends, or to repay loans or advances made by the Group, except for the Argentinian legal obligation to establish a legal reserve for 5% of the profit for the year until reaching 20% of the capital for Argentinian entities.

Summarized financial information prepared in accordance with International Financial Reporting Standards (“IFRS”) in relation to the joint ventures is presented below:

	Trigall Genetics
Summarized balance sheet	06/30/2022	06/30/2021	06/30/2020
Current assets
Cash and cash equivalents	36,479	13,798	1,331
Other current assets	3,787,140	1,949,590	1,024,793
Total current assets	3,823,619	1,963,388	1,026,124
Non-current assets
Intangible assets	14,485,757	13,335,653	11,776,705
Total non-current assets	14,485,757	13,335,653	11,776,705
Current liabilities
Other current liabilities	1,638,939	1,257,070	869,700
Total current liabilities	1,638,939	1,257,070	869,700
Non-current liabilities
Financial liabilities	13,947,658	12,184,030	10,831,048
Other non- current liabilities	745,008	1,000,774	831,685
Total non-current liabilities	14,692,666	13,184,804	11,662,733
Net assets	1,977,771	857,167	270,396

	Trigall Genetics
Summarized statements of comprehensive income	06/30/2022	06/30/2021	06/30/2020
Revenue	2,205,849	1,110,303	799,625
Finance income	—	22,470	79,442
Finance expense	(97,419)	(3,586)	(1,863)
Depreciation and amortization	(234,190)	—	—
Profit of the year	1,340,129	586,773	172,670
Total comprehensive income	1,340,129	586,773	172,670

	Synertech
Summarized balance sheet	06/30/2022	06/30/2021	06/30/2020
Current assets
Cash and cash equivalents	202,078	540,149	18,251
Other current assets	39,346,866	17,274,878	17,983,868
Total current assets	39,548,944	17,815,027	18,002,119
Non-current assets
Property, plan and equipment	13,846,826	13,422,832	14,168,459
Other non- current assets	—	39,171	—
Total non-current assets	13,846,826	13,462,003	14,168,459
Current liabilities
Financial liabilities	6,995,247	1,346,327	5,484,866
Other current liabilities	17,684,155	6,807,330	4,719,276
Total current liabilities	24,679,402	8,153,657	10,204,142
Non-current liabilities
Financial liabilities	84,391	331,306	2,783,951
Other non- current liabilities	3,257,934	4,119,471	2,554,905
Total non-current liabilities	3,342,325	4,450,777	5,338,856
Net assets	25,374,043	18,672,596	16,627,580

	Synertech
Summarized statements of comprehensive income	06/30/2022	06/30/2021	06/30/2020
Revenue	61,117,486	23,759,744	21,501,725
Finance income	7,019,720	5,584,007	3,805,655
Finance expense	(8,644,475)	(6,283,955)	(6,666,508)
Depreciation and amortization	(1,339,357)	(39,171)	(1,076,699)
(Loss)/Profit of the year	(2,429,401)	1,776,244	5,099,582
Other comprehensive (loss)/income	(1,172,537)	(827,236)	1,042,811
Total comprehensive (loss)/income	(3,601,938)	949,008	6,142,393